Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 35,425	$ 7,895,335	$ (13,323,375)	$ (333,415)	$ (5,726,030)
Beginning balance, shares at Dec. 31, 2020	35,426,033
Stock-based compensation		786,271			786,271
Stock-based compensation, related party		3,799,140			3,799,140
Other share issuances for cash	$ 11,600	2,506,486			2,518,086
Share issuance, shares	11,600,000
Options exercised	$ 325	32,175			32,500
Options exercised, shares	325,000
Warrants exercised	$ 11,221	19,895,861			19,907,082
Warrants exercised, shares	11,221,250
Debt conversion	$ 7,919	468,590			476,509
Debt conversion, shares	7,918,300
Private placement for cash	$ 6,869	4,297,284			4,304,153
Private placement, shares	6,868,847
Deconsolidation			824,041	350,942	1,174,983
Net income/(loss) for the year			(22,749,050)	(912,269)	(23,661,319)
EnderbyWorks shares issued to minority shareholders
Ending balance, value at Dec. 31, 2021	$ 73,359	39,681,142	(35,248,384)	(894,742)	3,611,375
Ending balance, shares at Dec. 31, 2021	73,359,430
Stock-based compensation		(31,977)			(31,977)
Stock-based compensation, related party		1,855,233			1,855,233
Debt conversion	$ 1,569	220,820			222,389
Debt conversion, shares	1,568,847
Private placement for cash	$ 164	33,336			33,500
Private placement, shares	163,573
Net income/(loss) for the year			(6,212,287)	8,122	(6,204,165)
Prior period adjustment – to correct error in share based compensation			32,504		32,504
Other share issuances for cash	$ 2,814	441,297			444,111
Share issuance, shares	2,813,593
Shares issuances for services	$ 239	29,758			29,997
Number of share issued for services	239,623
EnderbyWorks shares issued to minority shareholders				4,900	4,900
Derivative liability write-off for expired warrants		34,530			34,530
Ending balance, value at Dec. 31, 2022	$ 78,145	$ 42,264,139	$ (41,428,167)	$ (881,720)	$ 32,397
Ending balance, shares at Dec. 31, 2022	78,145,066